Revenue Recognition - Contract Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Payment terms			60 days		60 days
Allowance for doubtful accounts	$ 0.6		$ 0.6		$ 0.5
Amount of revenue recognized	$ 6.3	$ 5.3	$ 11.3	$ 8.4	$ 13.0	$ 8.4